UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22208

Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                     (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover, DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:    1/31

Date of reporting period:  10/31/11

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments
October 31, 2011
(Unaudited)
	Principal Amount	Value

Collateralized Mortgage Obligations -92.48%
Adjustable Rate Mortgage Trust, Series 2005-8, Class 4A11, 5.308%, 11/25/2035 (a)	$758,954	$601,429
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.732%, 10/25/2035 (a)	22,208	20,986
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 5.244%, 3/25/2035 (a)	215,380	192,474
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.745%, 7/25/2035 (a)	2,222,921	1,538,164
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 3A5, 6.000%, 8/25/2035	1,756,099	1,550,098
CountryWide Home Loans, Series 2005-HYB6, Class 4A1B, 5.224%, 10/20/2035 (a)	138,688	99,442
CountryWide Home Loans, Series 2003-52, Class A1, 2.728%, 2/19/2034 (a)	100,001	86,033
Chase Mortgage Finance Corporation, Series 2005-A1, Class 3A1, 5.188%, 12/25/2035 (a)	71,701	62,536
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 5.359%, 9/25/2035 (a)(b)	2,475,601	1,868,373
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	17,565	14,832
GMAC Mortgage Corporation Loan Trust, Series 2005-AR6, Class 4A1, 5.268%, 11/19/2035 (a)	651,356	595,324
GMAC Mortgage Corporation Loan Trust, Series 2005-AR2, Class 4A, 4.964%, 5/25/2035 (a)	1,518,457	1,364,028
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 5.036%, 1/25/2036 (a)	1,387,308	1,158,383
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 5.175%, 11/25/2035 (a)	2,529,823	2,074,884
INDYMAC Indx Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.645%, 11/25/2034 (a)	1,778,848	1,110,372
JP Morgan Mortgage Trust, Series 2005-A1, Class 1A1, 5.195%, 2/25/2035 (a)	1,654,423	1,567,674
JP Morgan Mortgage Trust, Series 2006-A3, Class 7A1, 2.780%, 4/25/2035 (a)(b)	1,359,362	1,126,700
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.960%, 12/25/2034 (a)	70,573	41,553
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.264%, 9/25/2035 (a)	1,362,684	1,159,591
Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.000%, 12/25/2035	33,786	23,211
Residential Funding Mortgage Securities I, Inc., Series 2005-SA3, Class 3A, 5.255%, 8/25/2035 (a)	908,038	771,869
Structured Adjustable Rate Mortgage Loans, Series 2005-18, Class 9A1, 5.250%, 9/25/2035	141,016	137,790
Structured Asset Securities Corporation, Series 2003-6A, Class 2A1, 5.421%, 3/25/2033 (a)	173,001	158,895
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2,
0.655%, 12/25/2045 (a)	766,720	455,125
Wells Fargo Mortgage Back Sercurities, Series 2005-AR2, Class 3A1, 4.772%, 3/25/2035 (a)	543,047	498,201
Wells Fargo Mortgage Back Sercurities, Series 2005-AR14, Class A4, 5.353%, 8/25/2035 (a)	200,000	185,723
Wells Fargo Mortgage Back Sercurities, Series 2005-AR15, Class 1A2, 5.039%, 9/25/2035 (a)	1,518,733	1,346,092
Wells Fargo Mortgage Back Sercurities, Series 2006-AR6, Class 7A1, 5.050%, 3/25/2036 (a)	183,401	162,765
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $20,054,434)		19,972,547

U.S. Government Mortgage Backed Agencies - 13.66%
Federal Home Loan Mortgage Corporation - 4.50%
Pool# G08360, 4.000%, 8/01/2039	443,110	460,549
Pool# Q04086, 3.500%, 10/01/2041	503,672	511,601
		972,150
Federal National Mortgage Association - 9.16%
Pool# AH6420, 3.500%, 2/01/2041	1,464,463	1,490,520
Pool# AH6972, 3.500%, 2/01/2026	467,259	486,310
		1,976,830
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $2,934,596)		2,948,980

U.S. Government Agencies - 5.79%
Federal National Mortgage Association 5.79%
1.250%, 9/28/2016	1,250,000	1,249,701
TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,245,336)		1,249,701

Preferred Stocks - 0.93%	Shares
Financials - 0.93%
JP Morgan Chase Captial XXV, 6.800%	200,000	200,356
TOTAL PREFERRED STOCKS (Cost $200,243)		200,356

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Schedule of Investments - continued
October 31, 2011
(Unaudited)

	Shares	Value
Money Market Securities - 5.86%
Federated Government Obligations Fund - Institutional Shares, 0.02% (c)	1,266,106	$1,266,106

TOTAL MONEY MARKET SECURITIES (Cost $1,266,106)		1,266,106

TOTAL INVESTMENTS (Cost $25,700,715) - 118.72%		$25,637,690

Liabilities in excess of other assets - (18.72%)		(4,042,649)

TOTAL NET ASSETS - 100.00%		$21,595,041

(a) Variable rate security. Rate disclosed is as of October 31, 2011.
(b) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(c) Rate disclosed is the seven day yield as of October 31, 2011.

Tax Related
Unrealized appreciation		$334,459
Unrealized depreciation		(397,484)
Net unrealized depreciation		$(63,025)

Aggregate cost of securities for income tax purposes		$25,700,715

Reverse repurchase agreements outstanding as of October 31, 2011 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Citigroup Mortgage Loan Trust, Inc.	1.735%	10/26/2011	11/28/2011	$ 1,429,269	$ 1,427,000
JP Morgan Mortgage Trust	1.990%	10/24/2011	11/23/2011	725,899	724,697

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund
Related Notes to the Schedule of Investments
October 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and preferred stocks are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Angel Oak Multi-Strategy Income Fund
Related Notes to the Schedule of Investments – continued
October 31, 2011
 (Unaudited)

Fixed income securities such as collateralized mortgage obligations, U.S. government securities, and mortgage-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Collateralized Mortgage Obligations	$-	$19,972,547	$-	$19,972,547

U.S. Government Mortgage-Backed Agencies	-	2,948,980	-	2,948,980

U.S. Government Agencies	-	1,249,701	-	1,249,701

Preferred Stocks	200,356	-	-	200,356

Money Market Securities	1,266,106	-	-	1,266,106

Total	$1,466,462	$24,171,228	$-	$25,637,690

Other Financial Instruments
Reverse Repurchase Agreement	$-	$2,151,697	$-	$2,151,697

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.  The Fund did not hold any derivative instruments during the reporting period.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between all Levels as of October 31, 2011.

Golub Group Equity Fund
Schedule of Investments
October 31, 2011
(Unaudited)

Common Stocks - 98.28%	Shares	Value

Aircraft Engines & Engine Parts - 1.55%
United Technologies Corp.	4,425	$345,062

Beverages - 4.40%
Diageo plc (b)	4,025	333,592
PepsiCo, Inc.	10,200	642,090
		975,682

Biological Products (No Diagnostic Substances) - 1.93%
Amgen, Inc.	7,500	429,525

Brewery - 2.84%
Anheuser-Busch InBev NV (b)	11,375	630,971

Computer & Office Equipment - 3.11%
Hewlett-Packard Co.	25,925	689,864

Computer Communications Equipment - 4.78%
Cisco Systems, Inc.	57,200	1,059,916

Electromedical & Electrotherapeutic Apparatus - 3.07%
Medtronic, Inc.	19,625	681,772

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.76%
General Electric Co.	49,950	834,664

Fire, Marine & Casualty Insurance - 4.10%
Berkshire Hathaway, Inc. - Class B (a)	11,675	909,016

Investment Advice - 3.13%
Franklin Resources, Inc.	6,525	695,761

Medical - Generic Drugs - 3.71%
Teva Pharmaceutical Industries, Ltd. (b)	20,150	823,128

Motor Vehicles & Passenger Car Bodies - 3.51%
General Motors Co. (a)	30,125	778,731

Perfumes, Cosmetics, & Other Toilet Preparations - 2.40%
Avon Products, Inc.	29,175	533,319

Petroleum Refining - 9.26%
Chevron Corp.	6,400	672,320
ConocoPhillips	9,275	646,004
Exxon Mobil Corp.	9,450	737,950
		2,056,274

Pharmaceutical Preparations - 5.82%
Abbott Laboratories	12,375	666,641
Johnson & Johnson	9,700	624,583
		1,291,224

Retail - Lumber & Other Building Materials Dealers - 6.58%
Home Depot, Inc./The	18,800	673,040
Lowe's Companies, Inc.	37,450	787,199
		1,460,239

Semiconductors & Related Devices - 3.80%
Intel Corp.	34,350	842,949

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Schedule of Investments - continued
October 31, 2011
(Unaudited)

Common Stocks - 98.28% - continued	Shares	Value

Services - Computer Processing & Data Preparation - 2.80%
Fiserv, Inc. (a)	10,575	$622,550

Services - Computer Programming, Data Processing, Etc. - 3.46%
Google Inc. - Class A(a)	1,295	767,469

Services - Engineering, Accounting, Research, Management - 2.56%
Paychex, Inc.	19,500	568,230

Services - Prepackaged Software - 4.22%
Microsoft Corp.	35,200	937,376

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.94%
Procter & Gamble Co./The	6,725	430,333

State Commercial Banks - 3.20%
Bank of New York Mellon Corp./The	33,350	709,688

Super-Regional Banks-US - 6.73%
U.S. Bancorp	30,900	790,731
Wells Fargo & Co.	27,150	703,456
		1,494,187

Telephone Communications (No Radio Telephone) - 2.88%
China Mobile Ltd. (b)	13,425	638,493

Trucking & Courier Services (No Air) - 2.74%
United Parcel Service, Inc. - Class B	8,648	607,436

TOTAL COMMON STOCKS (Cost $20,954,069)		21,813,859

Money Market Securities - 1.65%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.19% (c)	365,705	$365,705

TOTAL MONEY MARKET SECURITIES (Cost $365,705)		365,705

TOTAL INVESTMENTS (Cost $21,319,774) - 99.93%		$22,179,564

Other assets in excess of liabilities - 0.07%		16,041

TOTAL NET ASSETS - 100.00%		$22,195,605

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the 7-day yield at October 31, 2011.

Tax Related
Unrealized appreciation		1,585,299.06
Unrealized depreciation		(725,508.73)
Net unrealized appreciation		$859,790

Aggregate cost of securities for income tax purposes		$21,319,774

See accompanying notes which are an integral part of these financial statements.

Golub Group Equity Fund
Related Notes to the Schedule of Investments
October 31, 2011
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Golub Group Equity Fund
Related Notes to the Schedule of Investments – continued
October 31, 2011
 (Unaudited)

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available.  Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$21,813,859	$-	$-	$21,813,859

Money Market Securities	365,705	-	-	365,705

Total	$22,179,564	$-	$-	$22,179,564
*Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period ended October 31, 2011. The Fund had no transfers between Levels at anytime during the reporting period. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of December 28, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  ____Valued Advisers Trust_______________

By   /s/ R. Jeffrey Young
       R. Jeffrey Young, President and Principal Executive Officer

Date            12/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ R. Jeffrey Young
        R. Jeffrey Young, President and Principal Executive Officer

Date           12/29/2011

By           /s/ William J. Murphy
          William J. Murphy, Treasurer and Principal Financial Officer

Date          12/29/2011